Note 13 - Income Taxes - The Provision (Benefit) for Federal Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current payable									$ 3,929	$ 1,998	$ 1,004
Deferred income taxes									293	(93)	558
Total provision	$ 1,687	$ 914	$ 885	$ 736	$ 776	$ 261	$ 566	$ 302	$ 4,222	$ 1,905	$ 1,562